Revenue - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 719,067	$ 410,061
Cost-to-cost percent complete
Disaggregation of Revenue [Line Items]
Revenue	252,054	186,741
As-invoiced
Disaggregation of Revenue [Line Items]
Revenue	467,013	223,320
Time-and-materials
Disaggregation of Revenue [Line Items]
Revenue	343,156	151,796
Unit-price
Disaggregation of Revenue [Line Items]
Revenue	375,911	253,277
Cost-plus
Disaggregation of Revenue [Line Items]
Revenue	0	4,988
Construction services
Disaggregation of Revenue [Line Items]
Revenue	132,310	42,481
Operations support services
Disaggregation of Revenue [Line Items]
Revenue	$ 586,757	$ 367,580